Other equity - Summary of Retained Earnings / (Losses) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Profit (Loss) for the year	₨ 3,404	$ 41	₨ (4,817)	₨ (16,077)
Repurchase of vested stock options				(89)
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	(1,526)		3,156	(9,545)
Shares bought back, held as treasury stock	(4,926)		(13,499)
Shares pending cancellation				(997)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	(53,610)		(38,420)	(6,489)
Profit (Loss) for the year	3,404		(4,817)	(16,077)
Re-measurement loss on defined benefit plans (net of tax)	(14)		2	6
Acquisition of interest by NCI in subsidiaries	30		(31)	1
Repurchase of vested stock options				(65)
Debenture redemption reserve created during the year	5			(5)
Debenture redemption reserve released on account of repayment of debentures			106	140
Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPPL's equity holders				(19,609)
Recognition of non-controlling interests pursuant to the Transaction				214
Change in fair value of put option liability / derecognition of non-controlling interests	(1,380)		3,034	(4,667)
Shares bought back, held as treasury stock	(4,926)		(13,499)
Allocation of other equity to non controlling interest	58		15
Effect of approved capital reduction				9,128
Shares pending cancellation				(997)
Ending balance	₨ (56,433)	$ (677)	₨ (53,610)	₨ (38,420)